Other intangible assets (Details 1) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other intangible assets
Gross carrying amount	SFr 51	SFr 44
Accumulated amortization	(20)	(24)
Net carrying amount	31	20
Non-amortizing other intangible assets	206	271
Other intangible assets (mortgage servicing rights), at fair value	180	244
Total other intangible assets, net	237	291
Aggregate amortization expenses and impairment losses
Aggregate amortization	6	5	SFr 8
Impairment	2	5	1
Estimated amortization expenses
In the next 12 months	2
Year two	2
Year three	2
Year four	1
Year five	1
Tradenames / trademarks
Other intangible assets
Gross carrying amount	24	27
Accumulated amortization	(24)	(26)
Net carrying amount	0	1
Client relationships
Other intangible assets
Gross carrying amount	30	20
Accumulated amortization	0	(2)
Net carrying amount	30	18
Other
Other intangible assets
Gross carrying amount	(3)	(3)
Accumulated amortization	4	4
Net carrying amount	1	1
Total other intangible assets, gross	257	315
Bank
Other intangible assets
Gross carrying amount	51	44
Accumulated amortization	(21)	(24)
Net carrying amount	30	20
Non-amortizing other intangible assets	207	271
Other intangible assets (mortgage servicing rights), at fair value	180	244
Total other intangible assets, net	237	291
Aggregate amortization expenses and impairment losses
Aggregate amortization	6	5	8
Impairment	2	5	SFr 1
Estimated amortization expenses
In the next 12 months	2
Year two	2
Year three	2
Year four	1
Year five	1
Bank | Tradenames / trademarks
Other intangible assets
Gross carrying amount	24	27
Accumulated amortization	(24)	(26)
Net carrying amount	0	1
Bank | Client relationships
Other intangible assets
Gross carrying amount	30	20
Accumulated amortization	0	(2)
Net carrying amount	30	18
Bank | Other
Other intangible assets
Gross carrying amount	(3)	(3)
Accumulated amortization	3	4
Net carrying amount	0	1
Total other intangible assets, gross	SFr 258	SFr 315